UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21845

Ralph Parks Portfolio Trust

(Exact name of registrant as specified in charter)

101 Sully’s Trail, Building 10, Pittsford, NY 14534

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

585-248-5700

Date of fiscal year end:

6/30

Date of reporting period: 12/31/08

Item 1.  Reports to Stockholders.

RALPH PARKS CYCLICAL EQUITY FUND

A Series of Ralph Parks Portfolios Trust

Semi-Annual Report

December 31, 2008

For More Information Call 1-877-261-5700

View Our Website at www.rpigllc.com

Distributed by Northern Lights Distributors, LLC

FINRA/SIPC Member

Ralph Parks Cyclical Equity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2008

Top Holdings by Industry	% of Net Assets
Mining	8.82%
Airlines	7.23%
Diversified Financial Services	6.25%
Software	5.52%
Banks	5.45%
Electric	4.44%
Healthcare - Products	3.96%
Commercials Services	3.75%
Insurance	3.69%
Healthcare - Services	3.65%
Biotechnology	3.55%
Other, Cash & Cash Equivalents	43.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
December 31, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 73.46%
		AGRICULTURE - 1.97%
	3,166	Archer Daniels-Midland Co.	$ 91,276

		AIRLINES - 7.23%
	75,492	Airtran Holdings, Inc. *	335,184

		BANKS - 5.45%
	17,411	National Penn Bancshares, Inc.	252,634

		BIOTECHNOLOGY - 3.55%
	6,305	Emergent Biosolutions, Inc. *	164,624

		COMMERCIAL SERVICES - 3.75%
	1,743	HMS Holdings Corp. *	54,939
	4,913	Lincoln Educational Services Corp. *	65,097
	4,232	PHH Corp. *	53,873
			173,909
		DIVERSIFIED FINANCIAL SERVICES - 6.25%
	10,114	Ocwen Financial Corp. *	92,847
	4,954	Piper Jaffray Cos. *	196,971
			289,818
		ELECTRIC - 4.44%
	5,445	Portland General Electric Co.	106,014
	3,669	Puget Energy, Inc.	100,054
			206,068
		ENGINEERING & CONSTRUCTION - 2.46%
	3,719	Aecom Technology Corp. *	114,285

		FOOD - 1.75%
	3,612	Fresh Del Monte Produce, Inc. *	80,981

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2008 (Unaudited)
	Shares		Value
		HEALTHCARE - PRODUCTS - 3.96%
	20,338	Vascular Solutions *	$ 183,449

		HEALTHCARE - SERVICES - 3.65%
	3,604	AMERIGROUP Corp. *	106,390
	1,263	DaVita, Inc. *	62,607
			168,997
		HOUSEHOLD PRODUCTS - 1.87%
	2,912	Scotts Miracle-Gro Co.	86,545

		INSURANCE - 3.69%
	1,876	Infinity Property & Casualty Corp.	87,666
	1,842	Travelers Cos., Inc.	83,258
			170,924
		MACHINERY - DIVERSIFIED - 3.54%
	11,222	DXP Enterprises *	163,953

		MINING - 8.82%
	891	Agnico-Eagle Mines Ltd.	45,735
	1,237	Barrick Gold Corp.	45,485
	18,686	IAMGOLD Corp.	114,171
	2,257	Randgold Resources Ltd.	99,127
	11,990	Tanzanian Royalty Exploration Corp. *	50,958
	11,933	USEC, Inc. *	53,579
			409,055
		PHARMACEUTICALS - 2.40%
	8,970	Theravance, Inc. *	111,138

		RETAIL - 3.16%
	3,598	Family Dollar Stores, Inc.	93,800
	1,423	World Fuel Services Corp.	52,651
			146,451

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2008 (Unaudited)
	Shares		Value
		SOFTWARE - 5.52%
	5,256	ACI Worldwide, Inc. *	$ 83,570
	3,103	Computer Programs & Systems, Inc.	83,160
	5,344	EPIQ Systems, Inc. *	89,298
			256,028

		TOTAL COMMON STOCKS (Cost $3,435,600)	3,405,319

		EXCHANGE TRADED FUNDS - 0.06%
	45	Pharmaceutical HOLDRs Trust	2,760
		(Cost $3,511)

	Contracts	OPTIONS - 0.00%
		PUT OPTIONS - 0.00%
	30	The Scotts Co. @ $25 expiring January 2009	525
		(Cost $2,481)

	Shares	SHORT-TERM INVESTMENTS - 17.83%
	826,456	Dreyfus Institutional Reserve Money Market Fund, 1.12%** (Cost $826,456)	826,456

		TOTAL INVESTMENTS - 91.35% (Cost $4,268,048) (a)	4,235,060
		OTHER ASSETS & LIABILITIES - 8.65%	401,121
		NET ASSETS - 100.0%	$ 4,636,181

(a)	Represents Cost for financial reporting purposes. Aggregate Cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 234,811
		Unrealized depreciation	(267,799)
		Net unrealized depreciation	$ (32,988)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2008.
ADR - American Depositary Receipts

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008 (Unaudited)

ASSETS
Investment securities:
At cost	$ 4,268,048
At value	$ 4,235,060
Receivable for securities sold	252,483
Cash at Broker	311,565
Dividends and interest receivable	7,677
Prepaid expenses and other assets	16,240
TOTAL ASSETS	4,823,025

LIABILITIES
Payable for investments purchased	135,362
Investment advisory fees payable	6,433
Accrued expenses and other liabilities	45,049
TOTAL LIABILITIES	186,844
NET ASSETS	$ 4,636,181

Net Assets Consist Of:
Paid in capital [without par value, unlimited shares authorized]	$ 14,867,111
Accumulated net investment loss	(229,366)
Accumulated net realized loss from security transactions	(9,968,576)
Net unrealized depreciation of investments	(32,988)
NET ASSETS	$ 4,636,181

Shares of beneficial interest outstanding	1,280,999

Net asset value and redemption price per share (a)	$ 3.62

Front-end sales charge factor	0.9425

Offering price per share (Net asset value per share/front-end sales charge factor)	$ 3.84

(a) Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF OPERATIONS
Six Months Ended December 31, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (Net of $105 of foreign tax withheld)	$ 30,251

EXPENSES
Investment advisory fees	76,820
Interest expense	33,002
Administrative services fees	27,344
Legal Fees	24,609
Transfer agent fees	15,248
Accounting services fees	12,257
Compliance officer fees	9,577
Trustees' fees and expenses	9,526
Custodian fees	8,693
Audit Fees	8,200
Registration fees	8,021
Insurance expense	5,821
Printing and postage expenses	4,756
Dividends on securities sold short	3,994
Other expenses	11,749
TOTAL EXPENSES	259,617

NET INVESTMENT LOSS	(229,366)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) on transactions from:
Investments	(6,726,221)
Securities sold short	(214,992)
Net realized loss	(6,941,213)

Net change in unrealized appreciation/(depreciation):
Investments	(2,186,763)
Securities sold short	(498,650)
Net change in unrealized depreciation	(2,685,413)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(9,626,626)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (9,855,992)

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008
FROM OPERATIONS
Net investment loss	$ (229,366)	$ (719,119)
Net realized loss from investments, options, and short sales	(6,941,213)	(2,504,212)
Net change in unrealized depreciation of investments,
options, and short sales	(2,685,413)	(262,432)
Net decrease in net assets resulting from operations	(9,855,992)	(3,485,763)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	74,595	2,367,395
Payments for shares redeemed	(2,359,051)	(4,250,233)
Redemption fee proceeds	267	20
Net decrease in net assets from capital share transactions	(2,284,189)	(1,882,818)

TOTAL DECREASE IN NET ASSETS	(12,140,181)	(5,368,581)

NET ASSETS
Beginning of Year	16,776,362	22,144,943
End of Year	$ 4,636,181	$ 16,776,362

SHARES ACTIVITY
Shares Sold	9,825	205,309
Shares Redeemed	(417,190)	(412,227)
Net increase / (decrease) in shares of beneficial interest outstanding	(407,365)	(206,918)

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF CASH FLOWS
Six Months Ended December 31, 2008 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$ (9,855,992)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:

Purchases of investment securities	(34,956,557)
Proceeds from sale of investment securities	38,475,426
Short Sales Close	(12,044,764)
Short Sales	4,877,484
Purchases of Options	(1,224,127)
Sale of Options	758,495
Sale of short term investment securities, net	(266,930)
Decrease in dividends and interest receivable	3,563
Decrease in receivable for securities sold	4,372,438
Decrease in prepaid expense and other assets	11,902
Decrease in payable for securities purchased	(401,636)
Decrease in accrued expenses	(23,624)
Unrealized depreciation on investments	2,685,413
Net realized loss from investments	6,941,213
Net cash used in operating activities	(647,696)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	74,595
Payments for shares redeemed	(2,358,784)
Net cash provided by financing activities	(2,284,189)
Net Decrease in cash	(2,931,885)

CASH:
Beginning Balance	3,243,450
Ending balance	$ 311,565

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the
	Year Ended		For the		For the
	December 31, 2008		Year Ended		Period Ended
	(Unaudited)		June 30, 2008		June 30, 2007 (1)

Net Asset Value, beginning of period	$ 9.94		$ 11.68		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.15)		(0.38)		(0.07)
Net realized and unrealized
gain/(loss) on investments	(6.17)		(1.36)		1.79
Total from investment operations	(6.32)		(1.74)		1.72

Paid-in-Capital From
Redemption Fees	0.00	(3)	0.00	(3)	0.01

Less distributions from:
Net investment income	-		-		(0.03)
Net realized gains	-		-		(0.02)
Total distributions	-				(0.05)

Net Asset Value, end of period	$ 3.62		$ 9.94		$ 11.68

Total return (4)	(63.58%)	(5)	(14.90%)		17.31%	(5)

Net Assets, at end of period ($000's)	$ 4,636		$ 16,776		$ 22,145

Ratios/Supplemental Data:
Ratio of gross expenses to average
net assets	5.10%	(6,7)	4.56%	(6,8)	4.47%	(7)
Ratio of gross expenses to average net assets
excluding dividends from securities sold short	5.02%	(6,7)	4.53%	(6,8)	4.47%	(7)
Ratio of net expenses to average net assets
including dividends from securities sold short	5.10%	(6,7)	4.56%	(6,8)	3.00%	(7)
Ratio of net expenses exclusive of interest and dividends
from securites sold short to average net assets	4.37%	(6,7)	3.12%	(6,8)	-
Ratio of net expenses exclusive of interest and dividends from
securities sold short before recapture to average net assets	4.37%	(6,7)	2.94%	(6)	-
Ratio of interest expense to
average net assets	0.65%	(6,7)	1.42%		-
Ratio of net investment loss
to average net assets	(4.51%)	(5)	(3.46%)	(6)	(0.71%)	(7)
Portfolio Turnover Rate	361%	(5)	206%		101%	(5)

(1)	The Ralph Parks Cyclical Equity Fund commenced operations on August 25, 2006.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4) Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized
(6)	The ratios shown do not include the Fund's proportionate share of the expenses of the underlying investment funds in which the Fund invests.
(7) Annualized
(8)	Such percentages reflects recapture of prior period expense reimbursement by the Adviser.

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

1.

ORGANIZATION

Ralph Parks Cyclical Equity Fund (the “Fund”) is a series of Ralph Parks Portfolios Trust, a Delaware statutory Trust (the “Trust”) organized on January 25, 2006,  and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.   The Fund seeks to maximize long-term capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.   In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to procedures approved by the Board.   The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurement.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at fair value:

New Accounting Pronouncements - In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Funds derivative and hedging activities, including how such activities are accounted for and their effect on the Funds financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds financial statements and related disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Dividend income and distributions from Master Limited Partnerships (“MLPs”) are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from the Fund’s investments in MLPs generally are recorded as a return of capital, reducing the cost basis of the associated MLP investment. Income or loss from the MLP investments is recorded upon receipt of the MLP’s K-1. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Ralph Parks Cyclical Equity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008 (Unaudited)

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Fund.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Borrowings – The Fund entered into a $10,000,000 Line of Credit and Security Agreement (the “Agreement”) which expires on June 30, 2009.  Under the terms of the Agreement the Fund may borrow up to its line of credit, using Fund securities as collateral.  The Fund pays a variable rate interest payment based on the New York Prime Rate, as published in the Wall Street Journal, to the lender.

The average daily borrowings outstanding during the six months ended December 31, 2008 under the Agreement, was approximately $1,313,000, with a related weighted average annualized interest rate of 4.99%.  There were no borrowings outstanding at December 31, 2008.

Ralph Parks Cyclical Equity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008 (Unaudited)

3.

INVESTMENT TRANSACTIONS

For the six months ended December 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than option transactions, short-term investments, amounted to $34,956,557 and $38,475,426 respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Ralph Parks Investment Group, LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. Certain Trustees and officers of the Fund are also officers of the Adviser, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser had agreed, until December 31, 2007, to waive the investment advisory fee and reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding interest, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of acquired funds or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 3.00% per annum of the Fund’s average daily net assets.  From such time as the Fund’s net assets reach $40 million, the agreement provides that the annual Fund operating expenses shall not exceed 3.25% per annum of the Fund’s average daily net assets, provided however that, for the year in which the Fund’s net assets first reach $40 million, the annual Fund operating expenses do not exceed 3.00% for that entire year.  The waiver agreement expired on December 31, 2007 when it was not renewed by the Board.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 3.00% of average daily net assets, the Adviser will be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 3.00% of average daily net assets. If Fund Operating Expenses subsequently exceed 3.00% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  As of December 31, 2008 there was $157,068 of fee waivers subject to recapture by the adviser through June 30, 2010.

The Fund has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that from such time as the Fund’s net assets reach $40 million, a monthly service fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”) and/or the Adviser, to provide compensation for ongoing services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. For the six months ended December 31, 2008, no fees were accrued under the Plan.

Ralph Parks Cyclical Equity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008 (Unaudited)

Effective November 19, 2008 the Trustees agreed to waive there fees until such time that they deem the Funds assets would warrant a restoration of such fees. Prior to the waiver, the Fund paid each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $1,000 as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

5.   REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund.  For the six months ended December 31, 2008, the Fund assessed $267 in redemption fees.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

As of June 30, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales. In addition, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer $2,933,139 of such capital loss.

Permanent book and tax differences due to net operating loss and reclass of short-term capital gains to ordinary income resulted in reclassification for the period ended June 30, 2008 as follows: a decrease in paid in capital of $331,366, an increase in accumulated net investment income (loss) of $719.119, and a decrease in accumulated net realized gain (loss) from security transactions of $387,753.

Ralph Parks Cyclical Equity Fund

EXPENSE EXAMPLES

December 31, 2008 (Unaudited)

As a shareholder of the Ralph Parks Cyclical Equity Fund, you incur two types of costs: (1) Sales loads, transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Ralph Parks Cyclical Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 through December 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Ralph Parks Cyclical Equity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Ralph Parks Cyclical Equity Fund	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period 7/1/08 – 12/31/08*
Actual	$1,000.00	$364.20	$17.49
Hypothetical (5% return before expenses)	$1,000.00	$999.50	$25.63

*Expenses are equal to the Fund’s annualized expense ratio (5.10%), multiplied by the average account value over the period, multiplied by the, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Ralph Parks Cyclical Equity Fund

SUPPLEMENTAL INFORMATION

December 31, 2008 (Unaudited)

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) held on August 27, 2008, the Board, including the disinterested Trustees (the “Independent Trustees”), approved the continuance of the investment advisory agreement (the “Agreement”) between Ralph Parks Investment Group, LLC (“the Adviser”) and the Ralph Parks Cyclical Equity Fund (the “Fund”). At the Meeting, Fund counsel directed the Board’s attention to the materials provided to the Board in advance of the Meeting; including a questionnaire completed by the Adviser that provides important information about the Adviser and a memo from Fund counsel summarizing the Board’s responsibilities under the Investment Company Act of 1940, as amended, (the “1940 Act”) with respect to approving the continuance of the Agreement and the material factors that must be considered by the Board to reach a final conclusion

In order to determine whether to renew the Agreement, the Board; including the Independent Trustees, considered the following material factors during their deliberations, which upon due consideration ultimately led to their support for continuing the Agreement for another year: (1) the nature, extent and quality of services to be provided by the Adviser; (2) the investment performance of the Fund and the Adviser; (3) the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; (4) the extent to which economies of scale will be realized as the Fund grows; and (5) whether the fee levels reflect these economies of scale for the benefit of investors.

The Board; including the Independent Trustees, reviewed a report provided by the Adviser comparing advisory fees paid by a universe of similar, no-load equity funds and considered such advisory fee information in light of the Fund’s performance history.  The Board; including the Independent Trustees, noted that the Fund’s advisory fees were comparable to that of other investment advisers and were acceptable in light of the quality of the services the Fund received from the Adviser.  With respect to the extent and quality of services provided by the Adviser, the Trustees noted the industry experience and education of the Adviser’s management and its commitment to the Fund and its shareholders.

The Independent Trustees met with Fund counsel in executive session to discuss their findings with respect to continuing the Agreement. The Board, including the Independent Trustees, concluded that, based on their collective business judgment, the terms of the Agreement are fair and reasonable, the Adviser’s fee is reasonable in light of the services that the Adviser provides to the Fund and that the most appropriate course of action in the best interests of the Fund’s shareholders would be to approve continuance of the Agreement.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-261-5700 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-261-5700.

INVESTMENT ADVISOR

Ralph Parks Investment Group, LLC

Meadowgate Office Park

101 Sully’s Trail, Building 10

Pittsford, New York 14534

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Ralph Parks Portfolio Trust

By (Signature and Title)

*

Ralph Parks

/s/ Ralph Parks, President

Date

3/6/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

Ralph Parks

/s/ Ralph Parks, President

Date

3/6/09

By (Signature and Title)

*

Rajiv N. Dixit

/s/ Rajiv N. Dixit, Treasurer

Date

3/6/09

* Print the name and title of each signing officer under his or her signature.